Segmental analysis	6 Months Ended
Jun. 30, 2025
Operating Segments [Abstract]
Segmental analysis
3Segmental analysis
The group’s Operating Committee is considered the Chief Operating Decision Maker (‘CODM’) for the purposes of identifying the group’s reportable segments.
Our operations are closely integrated and, accordingly, the presentation of data includes internal allocations of certain items of income and expense. These allocations include the costs of certain support services and global functions to the extent that they can be meaningfully attributed to business segments. While such allocations have been made on a systematic and consistent basis, they necessarily involve a degree of subjectivity. Costs that are not allocated to business segments are included in Corporate Centre.
Where relevant, income and expense amounts presented include the results of inter-segment funding along with inter-company and inter-
business line transactions. All such transactions are undertaken on arm’s length terms. Measurement of segmental assets, liabilities, income and expenses is in accordance with the group’s accounting policies. Shared costs are included in segments on the basis of actual recharges.
The intra-group elimination items for the business segments are presented in Corporate Centre.
The types of products and services from which each reportable segment derives its revenue are discussed in the ‘Strategic Report – Business segments’ on page 4.
Business segments
Following the Group’s organisational announcement in October 2024, effective from 1 January 2025, the group’s reporting segments under
IFRS 8 ‘Operating Segments’ comprise two businesses along with Corporate Centre. These replace our previously reported operating segments up to 31 December 2024.
–‘CIB’ is formed from the integration of our Commercial Banking business, Global Banking, Market & Securities Services and Global Banking
and Market Others.
–‘IWPB’ comprises Premier banking, our Private Bank, and our wealth manufacturing businesses of Asset Management and Insurance.
By operating segment:

Profit/(loss) before tax
Half-year to 30 Jun 2025
	CIB	IWPB	Corporate Centre	Total
	£m	£m	£m	£m
Net operating income before change in expected credit losses and other credit impairment charges[1]	3,357	699	79	4,135
– of which: net interest income/(expense)	1,546	452	(1,404)	594
Change in ECL and other credit impairment charges	(61)	(12)	(2)	(75)
Net operating income	3,296	687	77	4,060
Total operating expenses	(2,273)	(488)	(164)	(2,925)
Operating profit/(loss)	1,023	199	(87)	1,135
Share of profit in associates and joint ventures	—	—	29	29
Profit/(loss) before tax	1,023	199	(58)	1,164
Cost efficiency ratio %	67.7	69.8	—	70.7

Half-year to 30 Jun 2024[2]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	3,068	714	(230)	3,552
– of which: net interest income/(expense)	1,527	477	(1,346)	658
Change in expected credit losses and other credit impairment release/(charges)	52	6	(5)	53
Net operating income/(expense)	3,120	720	(235)	3,605
Total operating expenses	(1,991)	(410)	(84)	(2,485)
Operating profit/(loss)	1,129	310	(319)	1,120
Share of profit in associates and joint ventures	—	—	16	16
Profit/(loss) before tax	1,129	310	(303)	1,136
Cost efficiency ratio %	64.9	57.4	—	70.0
1Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.
2Comparative information for the prior year has been re-presented to reflect the group’s revised segment structure, which became effective on 1 January 2025.
External net operating income is attributed to countries on the basis of the location of the branch responsible for reporting the results or advancing the funds:

	Half-year to
	30 Jun 2025	30 Jun 2024
	£m	£m
External net operating income by country[1]	4,135	3,552
– United Kingdom	2,140	1,758
– France	762	554
– Germany	440	438
– Other countries	793	802
1Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Balance sheet by business
	CIB	IWPB	Corporate Centre	Total
	£m	£m	£m	£m
30 Jun 2025
Loans and advances to customers	62,389	16,447	45	78,881
Customer accounts	188,422	41,345	37	229,804

31 Dec 2024
Loans and advances to customers[1]	60,788	16,293	5,585	82,666
Customer accounts[1]	201,418	40,852	33	242,303
1Comparative information for the prior year has been represented to reflect the group’s revised segment structure, which became effective on 1 January 2025.